Investment Adviser:

   CSI Capital Management, Inc.
     445 Bush Street, 5th Floor
     San Francisco, California 94108-3725

Distributor:

   First Dominion Capital Corp.
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235

Independent Auditors:

   Tait, Weller and Baker
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to CSI Equity Portfolio's Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

                         Annual Report to Shareholders



                             CSI EQUITY PORTFOLIO

      A series of The World Insurance Trust A "Series" Investment Company

                              For the Year Ended
                               December 31, 2004

CSI EQUITY PORTFOLIO
ANNUAL REPORT DECEMBER 31, 2004

Dear Shareholder:

Though mixed economic and corporate data throughout the first three quarters of 2004 left many with more questions than answers, the fourth quarter of 2004 provided confirmation of some positive trends that may portend cautious optimism in the year ahead. These mixed signals left most of the major stock market indexes at the end of the third quarter either even or slightly behind where they began the year. Accordingly, the positive results earned by most of the major stock market indexes for the year ending December 31, 2004 were achieved as a result of the fourth quarter rally. For the year ending December 31, 2004 the S&P 500, Dow Jones Industrials, and the NASDAQ were up 10.8%, 3.2%, and 8.6%, respectively.

At the same time, the bond market surprised many analysts and investors alike. At the beginning of the year the expectation of the Federal Reserve Board raising short term interest rates was a virtual certainty, only the amount and frequency was in question. During the six-month period ending December 31, 2004 the Fed raised the overnight interest rate charged to member banks (Fed Funds rate) five times from the 45-year low of 1% to the current rate of 2.25%. There was equal anticipation that long term interest rates would move up as well. However, to the surprise of many, the ten-year bond finished the year at 4.2%, just about where it started the year. Interestingly, the 30-year bond finished the year at 4.8%, about 15 basis points lower than where it started the year.

The stability of long term interest rates is due to a relatively mild inflationary climate, notwithstanding a significant rise in oil and commodity prices during the year. Mitigating these price rises was the fact that increases in oil prices were deemed to be temporary and increases in commodity prices were being driven by global growth. The moderate inflationary increases that we did experience during 2004 were offset by continued productivity improvement, pushing real wages higher. Moreover, household net worth increased as the housing market continued to elevate. For these reasons, consumer spending rebounded strongly after dipping in the summer when oil prices reached their highs.

Further supporting consumer spending was the fact that through November of 2004 monthly job growth averaged 185,000, with more than 50% of industries adding jobs for the 11th month in a row. While job growth at this rate should drive the unemployment rate lower, it likely will not return to the lows seen in the late 90's mainly due to structural differences caused by increases in productivity. However, this level of job growth is at a pace in line with annual GDP growth in the range of 3.5% to 4% and with inventories drawing down and factories getting busier the trend seems likely to carry over to 2005.

Sustained annual GDP growth of 3% and a relatively moderate inflationary environment should allow corporate earnings to continue to grow, albeit at a slower rate of growth than registered over the past year. Such an environment would foretell a stable bond market and higher stock prices.

However, it is very important to consider that there are numerous variables that might cause one to temper their optimism with a dose of skepticism. While we might be optimistic that the elections in Iraq

CSI Equity Portfolio

                                      2

will lead to an improved direction in the war or that the Palestinian change of power offers a new opportunity for improved relations, experience dictates that we be skeptical at best. Also, global growth has been driven largely by China's burgeoning economic growth. To the extent China stumbles in its attempt to gradually slow their rate of growth, the economic repercussions would be felt worldwide.

Moreover, while it is interesting to note that despite the weakness in the U.S. dollar over the past year, foreign buyers of U.S. Treasury notes have increased their purchases by over 30%. However, many remain concerned that a continued drop in the U.S. dollar relative to the Euro and other currencies could cause a decrease in demand from foreign buyers of U.S. Treasury debt and push domestic interest rates higher.

Portfolio Discussion
For the year ending December 31, 2004 the CSI Equity Fund was up 10.6%, inclusive of all fund expenses. Before expenses, the Fund's portfolio was up 11.6%, ahead of the 10.8% return of the S&P 500. Our approach to managing the fund is distinctly conservative, the benefits of which have resulted in significant out-performance of the S&P 500, especially in down markets.

Our perennial overweighting of consumer stocks, especially the staples, along with several of our industrial holdings favorably impacted our performance during the year ending December 31, 2004. The portfolio was also positively impacted by our meaningful position in the energy sector where earnings were buoyed by elevated energy prices during the year. Last year's run up in technology shares left a relative disconnect between valuations and sustainable growth. Accordingly, we remained circumspect of the technology sector and benefited from our underweighting of technology shares relative to the S&P 500.

We remain committed to high-quality, industry-leading companies with strong balance sheets and experienced management. The portfolio is well diversified among industries and markets and has excellent prospects for consistent and profitable growth over the next several years. While we believe that the portfolio is well positioned to benefit from continued economic growth, we also have confidence that its high quality nature provides protection should the economy and the market fail to meet our short term expectations.

Leland H. Faust
Portfolio Manager

CSI Equity Portfolio

                                      3

CSI Equity Portfolio

SUPPLEMENTAL INFORMATION

A. Fund Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, July 1, 2004 and held for the six months ended December 31, 2004.

Actual Expenses Example
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses many not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                         Expenses Paid During Period*
                            Beginning Account Value Ending Account Value     July 1, 2004 through
                                 July 1, 2004        December 31, 2004        December 31, 2004
                            ----------------------- -------------------- ----------------------------
Actual                             $1,000.00             $1,060.09                  $6.47
Hypothetical
(5% return before expenses)        $1,000.00             $1,018.75                  $6.34

*Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 366 days in the current year.

CSI Equity Portfolio

                                      4

B. Portfolio Holdings, by Sector, as Percentage of Net Assets

                                    [CHART]

                             CSI Equity Portfolio
           Portfolio Holdings by Sector, as Percentage of Net Assets
                                 as of 12/31/04

                Sector                     Persentage of
               Industry                     Net Assets
               --------                    -------------
               Banking                         9.14%
               Beverages                       1.72%
               Computer and Peripherals        3.42%
               Computer Software/Services      4.67%
               Drug & Medical                  9.04%
               Electronics/Equipment           7.51%
               Food                            9.09%
               Household                       7.36%
               Insurance                       1.78%
               Manufacturing                   3.72%
               Materials                       1.75%
               Oil                             8.12%
               Retail                          9.79%
               Semi-conductors                 3.41%
               Specialty Chemicals             1.63%
               Telecommunications              3.74%
               Transportation                  6.13%
               Utilities                       3.71%
               Other assets, net               4.27%




CSI Equity Portfolio

                                      5

                                    [CHART]

          COMPARISON OF $10,000 INVESTMENT IN CSI EQUITY PORTFOLIO VS.
                LIPPER GLOBAL LARGE CAP CORE INDEX FROM 9/20/02*

                  CSI Equity            Lipper Global Large
                  Portfolio                Cap Core Index
                  ----------            --------------------
  9/20/2002       $10,000                    $10,000
 12/31/2002         9,930                     10,272
 12/31/2003        12,436                     13,021
 12/31/2004        13,757                     14,417


        Annualized Total Return for the Year ended December 31, 2004**

1 Year Since inception 09/20/2002
------ --------------------------

10.64%           14.98%

   **The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

   The Lipper Global Large Cap Core Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends of the largest 30 qualifying equity funds that invest at least 25% of their portfolio in securities traded outside of the United States and that may own U.S. securities as well.

   (The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

CSI Equity Portfolio

                                      6

                             CSI EQUITY PORTFOLIO
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               December 31, 2004

          Number
          of
          Shares  Description                             Market Value
          ------- -----------                             ------------

                  Common Stocks:                   95.73%

                  Banking:                          9.14%
            4,400 Bank America                            $    206,756
            2,325 HSBC Holdings ADR                            197,951
            1,730 National Australia Bank ADR                  193,898
            4,400 State Street Corp.                           216,128
            3,200 Wells Fargo & Co.                            198,880
                                                          ------------
                                                             1,013,613
                                                          ------------

                  Beverages:                        1.72%
            3,650 Pepsico Inc.                                 190,530
                                                          ------------

                  Computer and Peripherals:         3.42%
            9,300 Cisco Systems, Inc.*                         179,490
            4,750 Dell Computer*                               200,165
                                                          ------------
                                                               379,655
                                                          ------------

                  Computer Software/Services:       4.67%
            4,000 1st Data Corp                                170,160
            4,000 Automatic Data Processing, Inc.              177,400
            6,400 Microsoft Corp.                              170,944
                                                          ------------
                                                               518,504
                                                          ------------

                  Drug and Medical:                 9.04%
            4,550 Abbott Laboratories                          212,257
            3,300 Amgen, Inc.*                                 211,695
            3,200 Johnson & Johnson                            202,944
            4,100 Medtronic Inc.                               203,647
            6,400 Pfizer Inc.                                  172,096
                                                          ------------
                                                             1,002,639
                                                          ------------

CSI Equity Portfolio

                                      7

         Number
         of
         Shares     Description                              Market Value
         -------    -----------                              ------------

                    Electronics/Equipment:             7.51%
           3,800    Canon Inc. ADR                           $    206,188
           2,850    Emerson Electric Co.                          199,785
           6,125    General Electric Corp.                        223,562
           3,200    Johnson Controls Inc.                         203,008
                                                             ------------
                                                                  832,543
                                                             ------------

                    Food:                              9.09%
           3,400    Diageo PLC ADR                                196,792
          10,900    Groupe Danone ADR                             200,996
           3,100    Nestle S.A. ADR                               202,763
           5,500    Sysco Corp.                                   209,935
           2,850    William Wrigley Jr. Company                   197,192
                                                             ------------
                                                                1,007,678
                                                             ------------

                    Household:                         7.36%
             800    Kao Corporation ADR*                          204,548
           3,100    Kimberly-Clark Corp.                          204,011
           3,600    Proctor & Gamble                              198,288
           2,200    Toto Ltd.                                     209,974
                                                             ------------
                                                                  816,821
                                                             ------------

                    Insurance:                         1.78%
           3,000    American International Group, Inc.            197,010
                                                             ------------

                    Manufacturing:                     3.72%
           4,400    Du Pont EI                                    215,820
           1,900    United Technologies                           196,365
                                                             ------------
                                                                  412,185
                                                             ------------

                    Materials:                         1.75%
           8,100    BHP Billiton LTD ADR                          194,562
                                                             ------------

                    Oil:                               8.12%
           3,800    BP PLC ADR                                    221,920
           2,900    Conocophillips                                251,807
           3,100    Schlumberger Ltd.                             207,545
           2,000    Total Fina ADR                                219,680
                                                             ------------
                                                                  900,952
                                                             ------------

CSI Equity Portfolio

                                      8

         Number
         of
         Shares  Description                              Market Value
         ------- -----------                              ------------

                 Retail:                            9.79%
           5,050 Avon Products                            $    195,435
           8,500 Borders Group Inc.                            215,900
           4,800 Costco Wholesale                              232,368
           4,700 CVS Corp.                                     211,829
           5,400 Home Depot Inc.                               230,796
                                                          ------------
                                                             1,086,328
                                                          ------------

                 Semi-Conductors:                   3.41%
           8,500 Intel Corp.                                   198,815
           9,300 STMicroelectronics                            179,676
                                                          ------------
                                                               378,491
                                                          ------------

                 Specialty Chemicals:               1.63%
           2,200 3M Company                                    180,554
                                                          ------------

                 Telecommunications:                3.74%
           4,500 Hutchison Whampoa                             209,700
           7,500 Vodafone Airtouch Communications              205,350
                                                          ------------
                                                               415,050
                                                          ------------

                 Transportation:                    6.13%
           2,550 Fedex Corporation                             251,149
           2,550 Toyota Motor ADR                              208,769
           3,275 Union Pacific Corp.                           220,244
                                                          ------------
                                                               680,162
                                                          ------------

                 Utilities:                         3.71%
           2,300 EON AG ADR                                    209,300
           2,700 FPL Group                                     201,825
                                                          ------------
                                                               411,125
                                                          ------------

                 Total Investments:
                 (Cost: $8,665,602)**              95.73%   10,618,402
                 Other assets, net                  4.27%      473,257
                                                  ------- ------------
                 Net Assets                       100.00% $ 11,091,659
                                                  ======= ============


                                      9

 * Non-income producing
** Cost for Federal income tax purposes is $8,665,602 and net unrealized appreciation consists of:

Gross unrealized appreciation $2,024,081
Gross unrealized depreciation    (71,281)
                              ----------
Net unrealized appreciation   $1,952,800
                              ==========

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements


                                      10

CSI EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2004

Assets
Investments at value (identified cost of $8,665,602) (Notes 1 & 3)                              $10,618,402
Cash                                                                                                415,807
  Receivables:
    Dividends                                                                           $11,366
    Due from investment advisors                                                          5,379
    Interest                                                                                419
    Fund shares sold                                                                     46,500
                                                                                        -------
                                                                                                     63,664
                                                                                                -----------
Total Assets                                                                                     11,097,873
                                                                                                -----------
Liabilities
  Accrued Expenses                                                                                    6,214
                                                                                                -----------
Net Assets                                                                                      $11,091,659
                                                                                                ===========
Net Asset Value, Offering and Redemption Price Per Share
 ($11,091,659 / 826,620 shares outstanding)                                                     $     13.42
                                                                                                ===========
At December 31, 2004 there was an unlimited amount of no par value shares of beneficial interest and the components of net assets are (Note 1):
Paid in capital                                                                                 $ 9,150,542
Accumulated realized losses on investments                                                          (11,683)
Net unrealized appreciation of investments                                                        1,952,800
                                                                                                -----------
Net Assets                                                                                      $11,091,659
                                                                                                ===========

See Notes to Financial Statements

CSI Equity Portfolio

                                      11

CSI EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
Year Ended December 31, 2004

  Income
   Dividends                                              $175,911
   Interest                                                    419
                                                          --------
  Total Income                                                     $  176,330
  Expenses
   Investment advisory fees (Note 2)                        91,711
   Accounting fees (Note 2)                                 13,279
   Custody fees                                             13,547
   Administrative services (Note 2)                         12,000
   Transfer agent fees (Note 2)                             11,524
   Legal and audit fees                                     23,404
   Insurance                                                 3,145
   Shareholder Services & Reports                            3,723
   Miscellaneous                                             7,610
                                                          --------
   Total expenses                                                     179,943
   Management fee waivers and expenses reimbursed                     (65,090)
                                                                   ----------
  Net expenses                                                        114,853
                                                                   ----------
  Net investment income                                                61,477
                                                                   ----------
  Realized and Unrealized Gain on Investments:
   Net realized gain on investments                                    75,939
   Net increase in unrealized appreciation on investments             868,860
                                                                   ----------
   Net Gain on Investments                                            944,799
                                                                   ----------
   Net Increase in Net Assets Resulting From Operations            $1,006,276
                                                                   ==========

See Notes to Financial Statements

CSI Equity Portfolio

                                      12

CSI EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                            Year Ended        Year Ended
                                                         December 31, 2004 December 31, 2003
                                                         ----------------- -----------------
Increase (decrease) in net assets from:
OPERATIONS
 Net investment income                                      $    61,477       $   14,922
 Net realized gain on investments                                75,939           81,409
 Change in unrealized appreciation of investments               868,860        1,113,379
                                                            -----------       ----------
 Net increase in net assets resulting from operations         1,006,276        1,209,710
DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income ($.08 and $.02 per share,
  respectively)                                                 (66,061)         (43,148)
 Capital gains ($.18 and $.05 per share, respectively)         (140,005)          (1,259)
                                                            -----------       ----------
                                                               (206,066)         (44,407)
CAPITAL SHARE TRANSACTIONS
 Net increase in net assets resulting from capital share
   transactions*                                              2,249,421        4,844,973
                                                            -----------       ----------
 Net increase in net assets                                   3,049,631        6,010,276
 Net assets at beginning of year                              8,042,028        2,031,752
                                                            -----------       ----------
NET ASSETS at the end of the year                           $11,091,659       $8,042,028
                                                            ===========       ==========

* A summary of capital share transactions follows:

                                 Year Ended            Year Ended
                             December 31, 2004     December 31, 2003
                           ---------------------  -------------------
                            Shares      Value      Shares     Value
                           --------  -----------  -------  ----------
         Shares sold        269,666  $ 3,427,907  499,810  $5,421,647
         Shares reinvested   15,355      206,066    3,697      44,406
         Shares redeemed   (109,043)  (1,384,552) (57,528)   (621,080)
                           --------  -----------  -------  ----------
         Net increase       175,978  $ 2,249,421  445,979  $4,844,973
                           ========  ===========  =======  ==========

See Notes to Financial Statements

CSI Equity Portfolio

                                      13

CSI EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                 Year Ended        Year Ended        Period Ended
                                              December 31, 2004 December 31, 2003 December 31, 2002*
                                              ----------------- ----------------- ------------------
Per Share Operating Performance
Net asset value, beginning of period               $ 12.36           $  9.93           $ 10.00
                                                   -------           -------           -------
Income from investment operations:
  Net investment income (loss)                        0.05              0.03             (0.00)/1/
  Net realized and unrealized gain (loss) on
   investments                                        1.27              2.47             (0.07)
                                                   -------           -------           -------
Total from investment operations                      1.32              2.50             (0.07)
                                                   -------           -------           -------
Less distributions:
  Distributions from net investment income           (0.08)            (0.02)               --
  Distributions from capital gains                   (0.18)            (0.05)               --
                                                   -------           -------           -------
Total distributions                                  (0.26)            (0.07)               --
                                                   -------           -------           -------
Net asset value, end of period                     $ 13.42           $ 12.36           $  9.93
                                                   =======           =======           =======

Total Return                                        10.64%            25.22%            (0.70%)
                                                   =======           =======           =======

Ratios/Supplemental Data
Net assets, end of period (000's)                  $11,092           $ 8,042           $ 2,032
Ratio to average net assets /(A)/
  Expense ratio - net /(B)/                          1.25%             1.25%             1.25%**
  Net investment income (loss)                       0.67%             0.31%            (0.14%)**
Portfolio turnover rate                              8.91%            24.23%             1.29%

 * Commencement of operation was September 20, 2002.
** Annualized
/1/ Less than one cent per share.

/(A)/ Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.71% for the year ended December 31, 2004, 1.17% for the year ended December 31, 2003 and by 20.8% for the period ended December 31, 2002.

/(B)/ Expense ratio - net reflects the effect of the management fee waivers and reimbursement of expenses.

See Notes to Financial Statements

CSI Equity Portfolio

                                      14

CSI EQUITY PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2004


NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The CSI Equity Portfolio (the "Fund") is a series of The World Insurance Trust (the "Trust") which is registered under The Investment Company Act of 1940, as amended, as an open-end management company. The Fund was established in September 2002 as a series of the Trust. Shares of the CSI Equity Portfolio are not sold to individual investors, and are only offered to various life insurance companies to fund benefits under their variable annuity contracts and variable life insurance policies.

The objective of the Fund is to seek to achieve growth of capital by investing in a diversified portfolio consisting primarily of equity securities and securities convertible into common stock and warrants.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Trust's Board of Trustees. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees. Depositary receipts are valued at the closing price unless the Trust is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate.

B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C. Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a first-in, first-out basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

D. Distribution to Shareholders. Distributions from investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

CSI Equity Portfolio

                                      15

These differences are primarily due to differing treatments for net operating losses and post-October capital losses.

E. Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2004, the Fund increased accumulated net investment income by $6,179 and decreased paid in capital by $6,179 due to certain permanent book and tax differences. Net assets were not affected by the change.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

Pursuant to an Investment Advisory Agreement, the Advisor, CSI Capital Management, Inc. ("CSI"), provides investment advisory services for an annual fee of .65% of the average daily net assets of the Fund. Administrative and shareholder services are the responsibility of the Advisor and are sub-contracted to Commonwealth Shareholder Services, Inc. ("CSS) for an annual fee of .35% of the average daily net assets of the Fund. CSS received $12,000 for its services for the year ended December 31, 2004.

The Advisor and CSS, collectively referred to as the "Service Providers", have contractually agreed to waive fees and reimburse the Fund for expenses in order to limit operating expenses to 1.25% of average daily net assets through December 31, 2004. For the year ended December 31, 2004, the Advisor waived fees of $59,711 and reimbursed expenses of $5,379.

The Service Providers will be entitled to reimbursement of fees waived or remitted by the Service Providers to the Fund. The total amount of reimbursement recoverable by the Service Providers is the sum of all fees previously waived or remitted by the Service Providers to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Service Providers with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of December 31, 2004 expire as follows:

                                 Year  Amount
                                 ----  ------
                                 2005 $103,131
                                 2006   56,110
                                 2007   64,976
                                      --------
                                      $224,217
                                      ========

CSI Equity Portfolio

                                      16

Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $11,524 for its services for the year ended December 31, 2004.

Commonwealth Fund Accounting ("CFA") is the Fund's pricing agent. CFA received $13,279 for its services for the year ended December 31, 2004.

Certain officers and/or directors of the Fund are also officers and/or directors of CSI, CCM, CSS, CFA and FSI.

NOTE 3 - INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term notes for the year ended December 31, 2004, were $3,299,020 and $769,976, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses. The following distributions were made to shareholders:

                                           Year ended        Year ended
                                        December 31, 2004 December 31, 2003
                                        ----------------- -----------------
    Ordinary income distribution            $170,060           $43,148
    Long term capital gain distribution       36,006             1,259
                                            --------           -------
    Total distributions                     $206,066           $44,407
                                            ========           =======

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

                Post-October Losses                  $  (17,939)
                Undistributed Long-term capital gain      6,256
                Unrealized appreciation               1,952,800
                                                     ----------
                                                     $1,941,117
                                                     ==========

CSI Equity Portfolio

                                      17

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
The World Insurance Trust

     We have audited the accompanying statement of assets and liabilities of The CSI Equity Portfolio (a series of The World Insurance Trust), including the schedule of portfolio investments, as of December 31, 2004, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the two years and the period September 20, 2002 (commencement of operations) to December 31, 2002. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The CSI Equity Portfolio as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the two years and the period September 20, 2002 to December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER
Philadelphia, Pennsylvania
February 11, 2005

CSI Equity Portfolio

                                      18

The World Insurance Trust
(the "Trust")

SUPPLEMENTAL INFORMATION
(Unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The Statement of Additional Information (the "SAI") includes additional information about the trustees and is available without charge upon request by calling (888) 826-2520.

Name, Address and   Position(s) Held with Number of Principal Occupation(s)     Other
Age (1)             the Trust and Tenure  Funds in  During the Past 5           Directorships
                                          the Trust Years                       by Trustees
                                          Overseen                              and Number of
                                                                                Funds in the
                                                                                Complex
                                                                                Overseen
-----------------------------------------------------------------------------------------------
Interested Trustees:
-----------------------------------------------------------------------------------------------
John Pasco, III (2)  Chairman, Trustee,       1     Mr. Pasco is Treasurer      The World
8730 Stony Point     President and                  and a Director of           Funds, Inc. - 7
Parkway              Treasurer since                Commonwealth                Funds
Suite 205            March, 2002                    Shareholder Services,
Richmond, VA 23235                                  Inc. ("CSS"), the Trust's
(59)                                                Administrator, since
                                                    1985; President and
                                                    Director of First
                                                    Dominion Capital Corp.
                                                    ("FDCC"), the Trust's
                                                    underwriter; Director
                                                    and shareholder of Fund
                                                    Services, Inc., the Trust's
                                                    Transfer and Disbursing
                                                    Agent since 1987;
                                                    President and Treasurer
                                                    of Commonwealth
                                                    Capital Management,
                                                    Inc. since 1983;
                                                    President of
                                                    Commonwealth Capital
                                                    Management, LLC, the
                                                    to the advisor to the
                                                    GenomicsFund series of
                                                    the World Funds, Inc.
                                                    since December, 2000;
                                                    Shareholder of
                                                    Commonwealth Fund
                                                    Accounting, Inc., which
                                                    provides bookkeeping
                                                    services to the Trust. Mr.
                                                    Pasco is also a certified
                                                    public accountant.

CSI Equity Portfolio

                                      19

Name, Address and        Position(s) Held with Number of Principal Occupation(s)   Other
Age (1)                  the Trust and Tenure  Funds in  During the Past 5         Directorships
                                               the Trust Years                     by Trustees
                                               Overseen                            and Number of
                                                                                   Funds in the
                                                                                   Complex
                                                                                   Overseen
---------------------------------------------------------------------------------------------------
Non-Interested Trustees:
---------------------------------------------------------------------------------------------------
Samuel Boyd, Jr.             Trustee since         1     Mr. Boyd is Manager of    The World
8730 Stony Point Parkway     April, 2002                 the Customer Services     Funds, Inc. - 7
Suite 205                                                Operations and            Funds;
Richmond, VA 23235                                       Accounting Division of    Satuit Capital
(64)                                                     the Potomac Electric      Management
                                                         Power Company since       Trust - 1 Fund;
                                                         August, 1978; Director    Janus Advisor
                                                         of The World Funds,       Series Trust - 2
                                                         Inc., a registered        Funds
                                                         investment company,
                                                         since May, 1997; a
                                                         Trustee of Satuit Capital
                                                         Management Trust, a
                                                         registered investment
                                                         company, since October,
                                                         2002; and a Trustee of
                                                         Janus Advisor Series
                                                         Trust, a registered
                                                         investment company,
                                                         since September, 2003.
                                                         Mr. Boyd is also a
                                                         certified public
                                                         accountant.
---------------------------------------------------------------------------------------------------
William E. Poist             Trustee since         1     Mr. Poist is a financial  The World
8730 Stony Point Parkway     April, 2002                 and tax consultant        Funds, Inc. - 7
Suite 205                                                through his firm          Funds;
Richmond, VA 23235                                       Management Funds          Satuit Capital
(65)                                                     Consulting for            Management
                                                         Professionals since 1968; Trust - 1 Fund
                                                         Director of The World
                                                         Funds, Inc., a registered
                                                         investment company,
                                                         since May, 1997; and a
                                                         Trustee of Satuit Capital
                                                         Management Trust, a
                                                         registered investment
                                                         company, since
                                                         February, 2004. Mr.
                                                         Poist is also a certified
                                                         public accountant.


                                      20

Name, Address and        Position(s) Held with Number of Principal Occupation(s)   Other
Age (1)                  the Trust and Tenure  Funds in  During the Past 5         Directorships
                                               the Trust Years                     by Trustees
                                               Overseen                            and Number of
                                                                                   Funds in the
                                                                                   Complex
                                                                                   Overseen
--------------------------------------------------------------------------------------------------
Non-Interested Trustees (continued):
--------------------------------------------------------------------------------------------------
Paul M. Dickinson           Trustee since         1      Mr. Dickinson is          The World
8730 Stony Point Parkway    April, 2002                  President of Alfred J.    Funds, Inc. - 7
Suite 205                                                Dickinson, Inc. Realtors  Funds;
Richmond, VA 23235                                       since April, 1971; and    Satuit Capital
(57)                                                     Director of The World     Management
                                                         Funds, Inc., a registered Trust - 1 Fund
                                                         investment company,
                                                         since May, 1997; and a
                                                         Trustee of Satuit Capital
                                                         Management Trust, a
                                                         registered investment
                                                         company, since
                                                         February, 2004.
--------------------------------------------------------------------------------------------------
Joseph F. Mastoloni (3)     Trustee since         1      Mr. Mastoloni has         N/A
450 Park Avenue             April, 2002                  served as Compliance
New York, NY 10022                                       Officer of Vontobel
(41)                                                     Asset Management, Inc.,
                                                         a registered investment
                                                         adviser, since May 1994
                                                         and was appointed as
                                                         Vice President in July,
                                                         1999.
--------------------------------------------------------------------------------------------------
Officers:
--------------------------------------------------------------------------------------------------
F. Byron Parker, Jr.        Secretary since       N/A    Mr. Parker is Secretary   N/A
1500 Forest Avenue          April, 2002                  of CSS and FDCC since
Suite 222                                                1986; Secretary of The
Richmond, VA 23229                                       WorldFunds, Inc., a
(61)                                                     registered investment
                                                         company, since May,
                                                         1997; and partner in the
                                                         law firm Parker and
                                                         McMakin.
--------------------------------------------------------------------------------------------------

CSI Equity Portfolio

                                      21

Name, Address and       Position(s) Held with   Number of Principal Occupation(s) Other
Age (1)                 the Trust and Tenure    Funds in  During the Past 5       Directorships
                                                the Trust Years                   by Trustees
                                                Overseen                          and Number of
                                                                                  Funds in the
                                                                                  Complex
                                                                                  Overseen
-----------------------------------------------------------------------------------------------
Officers (continued):
-----------------------------------------------------------------------------------------------
Leland H. Faust (4)     President of the CSI       N/A    Mr. Faust is Chairman        N/A
445 Bush Street,        Equity Portfolio, since           of CSI Capital
5th Floor               April, 2002                       Management, Inc., the
San Francisco, CA 94108                                   adviser to the CSI
(58)                                                      Equity Portfolio series
                                                          of the Trust, since
                                                          1978. Mr. Faust is also
                                                          a Partner in the law
                                                          firm Taylor & Faust,
                                                          since September, 1975.
-----------------------------------------------------------------------------------------------

(1) Unless otherwise indicated, each trustee or officer may be contacted by writing the trustee or officer, c/o The World Insurance Trust, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia, 23235.

(2) Mr. Pasco is considered to be an "interested person" of the Trust, as that term is defined in the "1940 Act". Mr. Pasco is an interested person because:
(1) he is an officer of the Trust; (2) he owns First Dominion Capital Corp., the principal underwriter of the Trust; and (3) he owns or controls several of the Trust's various service providers.

(3) Mr. Mastoloni is not an "interested person" of the Trust, as that term is defined in the 1940 Act. However, Mr. Mastoloni is an "interested person", as that term is defined in the 1940 Act, of another registered investment company that has the same principal underwriter as the Trust, because he is an employee of the adviser to such other registered investment company.

(4) Affiliated with the adviser to a portfolio of the Trust.

Each trustee holds office for an indefinite term and until the earlier of: the Trust's next annual meeting of shareholders and the election and qualification of his successor; or until the date a trustee dies, resigns or is removed in accordance with the Trust's Declaration and Certificate of Trust and By-laws. Each officer holds office at the pleasure of the Board of Trustees and serves for a period of one year, or until his successor is duly elected and qualified.

CSI Equity Portfolio

                                      22

CSI Equity Portfolio

SUPPLEMENTAL INFORMATION
Continued (Unaudited)

A. Proxy Voting Information (unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2004 is available on or through the SEC's website at www.sec.gov.

B. Portfolio Holdings (unaudited)

Beginning with its first and third fiscal quarters ending on or after July 9, 2004, the Fund will file its complete schedule of portfolio holdings with the SEC on Form N-Q. The Fund's Form N-Q will be available without charge, upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov.

CSI Equity Portfolio

                                      23


ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

     As of the end of the period covered by the report, the Registrant's Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee and those persons (Samuel Boyd, William E. Poist and Paul M. Dickinson) are "independent," as defined by this
Item 3.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $4,000 for 2003 and $6,000 for 2004.

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2003 and $0 for 2004.

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $1,000 for 2003 and $2,000 for 2004.

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2003 and $0 for 2004.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant's principal accountant to the CSI Equity Portfolio.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph(c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) 0

                           (c) NA

                           (d) NA

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2003 and $0 for 2004.

     (h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.


ITEM 6.  [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable.


ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.


SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:       The World Insurance Trust

By (Signature and Title)*:          /s/John Pasco, III
                                    --------------------
                                    John Pasco, III
                                    Chief Executive Officer
                                    (principal executive officer)

Date:             March 11, 2005



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*:          /s/ John Pasco, III
                                    ----------------------
                                    John Pasco, III
                                    Chief Executive Officer
                                    (principal executive officer)

Date:             March 11, 2005


By (Signature and Title)*:          /s/John Pasco, III
                                    --------------------
                                    John Pasco, III, Chief Financial Officer
                                    (principal financial officer)

Date:             March 11, 2005


     * Print the name and title of each signing officer under his or her signature.